Cover	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Aug. 26, 2021
Entity File Number	000-55697
Entity Registrant Name	Life Clips, Inc.
Entity Central Index Key	0001604930
Entity Tax Identification Number	46-2378100
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	18851 NE 29th Ave.
Entity Address, Address Line Two	Suite 700 - PMB# 348
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	(800)
Local Phone Number	292-8991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false